Income Tax - Schedule of Reconciliation of Effective Statutory Income Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of Effective Statutory Income Tax Rates [Abstract]
Reported income before income taxes	$ 104,957	$ 69,955
Canadian statutory income tax rate	27.00%	27.00%
Income tax expense computed at Canadian statutory income tax rate	$ 28,338	$ 18,888
Impact from differences between foreign tax rates and Canadian statutory tax rate	(6,697)	(6,579)
Impact from permanent items	(319)	(351)
Withholding taxes	2,419	6,064
Change in unrecognized deferred tax assets	2,447	2,255
Income tax expense	$ 26,188	$ 20,277